                                  T. Rowe Price
--------------------------------------------------------------------------------
                                 Annual Report
                          Developing Technologies Fund
--------------------------------------------------------------------------------
                                December 31, 2000
================================================================================
REPORT HIGHLIGHTS
-----------------
DEVELOPING TECHNOLOGIES FUND
----------------------------
     * The fund began operations during a difficult period as technology stocks continued to sell off through year-end.
     * The return since the fund's inception on August 31, 2000, through December 31 was well behind the S&P 500 but ahead of the Lipper index for similar funds.
     * The portfolio is broadly diversified across the primary segments of the technology sector, such as software, semiconductors, and communications.
     * Despite the fund's poor beginning, we are extremely optimistic about its long-term growth prospects.
================================================================================
UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

================================================================================
FELLOW SHAREHOLDERS
-------------------
     We would like to welcome shareholders to this new fund. The four months since the fund's inception on August 31, 2000, were extremely difficult for stocks, with all major indices ending in negative territory. Technology was particularly hard-hit as the economy showed signs of deceleration and the correction in high-growth sectors continued through year-end. While it is discouraging to get off to such a poor start, we believe the conditions are in place for a sustained recovery in developing technology stocks in 2001.

     **********************************************************
     PERFORMANCE COMPARISON
     ----------------------
                                        Since        Inception
     Periods Ended 12/31/00          3 Months          8/31/00
     ----------------------          --------        ---------
     Developing
      Technologies Fund               -27.24%          -27.89%
     S&P 500 Index                     -7.82           -12.69
     Lipper Science &
      Technology Fund Index           -34.61           -41.32
     **********************************************************

     Your fund finished the four-month period with a loss of 27.89%, well behind the unmanaged Standard & Poor's 500 Stock Index but substantially ahead of the pace of the Lipper Science & Technology Fund Index of comparable funds. While performance relative to our peer funds was strong during the last few months of the year, we take little pride in the fund's absolute results during this period.

YEAR-END DISTRIBUTION
---------------------
     On December 12, 2000, your Board of Directors declared a short-term capital gain distribution of $0.09 per share. The distribution was paid on December 14, 2000, to shareholders of record on December 12. You should have received your check or statement reflecting them as well as Form 1099-DIV summarizing this information for 2000 tax purposes.

MARKET ENVIRONMENT
------------------
     The stock market suffered through a punishing year, with every major index finishing down. For the first time in a while, value stocks significantly outpaced growth stocks. Fears about recession, the debacle surrounding the presidential election, and an avalanche of earnings disappointments all weighed heavily on stocks in the latter stages of the year.

     Encouragingly, the severe correction we experienced in 2000 brought valuation levels back to more appropriate levels. While absolute valuations remain high compared with historical norms, they are appreciably lower than year-ago levels. Furthermore, relative to the broader market as measured by the S&P 500, valuations are approaching historical averages. Hence, although valuations remain stretched in select segments of technology and may, at least temporarily, fall below historical averages, we believe much of the sector-specific valuation risk has dissipated.

     Obviously, investor sentiment toward technology has cooled considerably, shifting from euphoric to pessimistic. Tributes to dot-coms have morphed into obituaries about "dot-bombs," while entrepreneurial riches have been transformed into embarassing margin calls. Aggressive day-trading is once again viewed as a costly exercise in financial futility, and short interest on both the NYSE and Nasdaq stands at record levels. (High levels of short-selling, which is a bet that stocks will fall, are viewed conversely as a bullish indicator.) Gallows humor fills the hallways of investor conferences, and technology investors universally fear company commentary on first-half 2001 prospects. Such negative sentiment may be regarded as a long-term bullish sign.

PORTFOLIO REVIEW
----------------
     The fund is broadly diversified across the primary segments of the technology sector. During the fund's four months of operation, we positioned the portfolio to take advantage of long-term growth trends we see emerging in our industries. At the end of the year, we had 35% of net assets invested in software stocks, 24% in semiconductors, 21% in communications, 12% in information services, 2% in hardware, and the rest in reserves.

     ***********************************
     SECTOR DIVERSIFICATION
     ----------------------
       Software                    35%
       Semiconductors              24%
       Communications              21%
       Information Services        12%
       Hardware                     2%
       Reserves                     6%

     Based on net assets as of 12/31/00.
     ***********************************


     Among our largest purchases were ARIBA, NEWPORT, NETIQ, VERISIGN, and JUNIPER NETWORKS. By year-end we had eliminated SDL, EXTREME NETWORKS, PMC-SIERRA, DELL COMPUTER, and KEYNOTE SYSTEMS. The fund's top five holdings were NetIQ, ELECTRONIC ARTS, APPLIED MICRO CIRCUITS, CABOT MICROELECTRONICS, and Juniper Networks. We pur chased these shares at significant discounts from their peaks earlier in the year and believe they meet our criteria for dynamic young companies with superior growth prospects over the long term.

STRATEGY
--------
     The prominent characteristic of our investment approach is intensive, hands-on research in the areas of telecommunications, data networking, semiconductors, software, and electronic commerce. Company visits, customer and competitor interviews, detailed financial analysis, and industry studies drive our investment decisions. While we will invest across a broad range of small, medium, and large companies, we attempt to maintain a median market capitalization solidly within the $2 billion to $10 billion range. We emphasize emerging technology stocks with higher growth potential than may be possible with established technology companies.

     Our  investment   philosophy  can  be  summarized  by  the  following  five
principles:

     * Maintain consistent exposure to long-term, secular investment themes within the technology sector.
     * Diversify across the most attractive segments of the technology sector.
     * Seek investments in companies that possess significant intellectual property and sustainable business models.
     * Emphasize companies embarking on new product cycles that will maintain or accelerate their growth rates.
     * Seek companies whose management has a demonstrated track record for identifying market opportunities and executing against a business plan.

     Applying these principles to the portfolio process has several ramifications. First, in contrast to most technology funds, our investments will emphasize emerging technology companies addressing new product segments and undeveloped markets. Second, the size of the fund gives us the opportunity to make outsized investments in those emerging companies with, in our opinion, the brightest future. Third, the fund will not emphasize companies that sell commodity products whose future is driven more by supply and demand relationships than company execution. Fourth, our core holdings will be in companies with capable management teams. Finally, investments in emerging technology companies, particularly those with small market capitalization, increase the potential long-term rewards but also amplify the volatility of the fund. However, we believe that over the long term, the rewards will compensate shareholders for these additional risks.

OUTLOOK
-------
     The Federal Reserve's inflation-fighting campaign, which began in June 1999, has succeeded in slowing the economy to the point where the Fed is now more worried about the increasing risk of a recession. Indeed, Fed Chairman Alan Greenspan recently stated that economic risks are weighted mainly toward weakness in the foreseeable future, and the Fed took the unusual step of cutting the key fed funds rate half a point in early January, between its regularly scheduled meetings. Signs of a slowing economy are evident in softening labor markets, disappointing retail sales, waning consumer confidence, and moderating consumer spending. We believe the Fed will continue to ease during the first half of 2001.

     Although we now have three of the necessary requirements for a sustained recovery in placeNan accommodative Fed, more reasonable valuations, and negative investor sentimentNwe lack a catalyst to reinvigorate the technology sector. We believe that such a catalyst could come from two sources: some improvement in the global macroeconomic situation or improving technology company fundamentals. While it is probable that neither catalyst is likely to manifest itself before the second half of 2001, stocks could anticipate their impact, benefiting investors in our sectors.

     While suffering a substantial short-term paper loss is indeed disappointing, remember that, historically, this asset class has withstood the test of time. Despite the fund's poor performance since its inception, we are extremely optimistic about its long-term prospects for growth. Maintaining a long-term perspective is the key to riding out periods of turbulence such as the one just experienced.

     We appreciate your support.

Respectfully submitted,

/s/

Michael F. Sola

Chairman of the fund's Investment Advisory Committee
January 19, 2001

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.
================================================================================

T. Rowe Price Developing Technologies Fund
------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
TWENTY-FIVE LARGEST HOLDINGS
----------------------------                                          Percent of
                                                                      Net Assets
                                                                        12/31/00
                                                                      ----------
NetIQ                                                                     11.1%
-------------------------------------------------------------------------------
Electronic Arts                                                            4.5
-------------------------------------------------------------------------------
Applied Micro Circuits                                                     4.1
-------------------------------------------------------------------------------
Cabot Microelectronics                                                     3.7
-------------------------------------------------------------------------------
Juniper Networks                                                           3.5
-------------------------------------------------------------------------------

VeriSign                                                                   3.3
-------------------------------------------------------------------------------
WebTrends                                                                  2.7
-------------------------------------------------------------------------------
Ariba                                                                      2.7
-------------------------------------------------------------------------------
PurchasePro.com                                                            2.6
-------------------------------------------------------------------------------
Micrel                                                                     2.6
-------------------------------------------------------------------------------
Cisco Systems                                                              2.5
-------------------------------------------------------------------------------
Newport                                                                    2.4
-------------------------------------------------------------------------------
Internet Security Systems                                                  2.4
-------------------------------------------------------------------------------
Liberate Technologies                                                      2.2
-------------------------------------------------------------------------------
CIENA                                                                      2.2
-------------------------------------------------------------------------------

Siebel Systems                                                             2.2
-------------------------------------------------------------------------------
Informatica                                                                2.2
-------------------------------------------------------------------------------
Actuate                                                                    2.1
-------------------------------------------------------------------------------
JDS Uniphase                                                               2.1
-------------------------------------------------------------------------------
MatrixOne                                                                  2.0
-------------------------------------------------------------------------------

Analog Devices                                                             2.0
-------------------------------------------------------------------------------
QLogic                                                                     1.9
-------------------------------------------------------------------------------
Altera                                                                     1.9
-------------------------------------------------------------------------------
VERITAS Software                                                           1.7
-------------------------------------------------------------------------------
Lattice Semiconductor                                                      1.6
-------------------------------------------------------------------------------
Total                                                                     72.2%

Note: Table excludes reserves.
================================================================================
T. Rowe Price Developing Technologies Fund
------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
MAJOR PORTFOLIO CHANGES
-----------------------
Listed in descending order of size

4 Months Ended 12/31/00

     TEN LARGEST PURCHASES          TEN LARGEST SALES
     ---------------------          -----------------
     Ariba                          SDL **
     Newport                        Extreme Networks **
     NetIQ                          Newport
     VeriSign                       Ariba
     Juniper Networks               PMC-Sierra **
     PurchasePro.com                PurchasePro.com
     Cabot Microelectronics *       NetIQ
     Applied Micro Circuits         Maxim Integrated Products
     Electronic Arts                Dell Computer **
     JDS Uniphase *                 Keynote Systems **

    * Position added
   ** Position eliminated
================================================================================

T. Rowe Price Developing Technologies Fund
------------------------------------------
PERFORMANCE COMPARISON
----------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

                   S&P 500         Lipper Science &            Developing
                 Stock Index     Technology Fund Index     Technologies Fund
                 -----------     ---------------------     -----------------
     8/31/00        10000                10000                   10000
     9/30/00         9472                 8971                    9910
     12/31/00        8731                 5728                    7211

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how the fund would have performed each year if its actual (or cumulative)returns for the periods shown had been earned at a constant rate.

                                                        Since       Inception
     Periods Ended 12/31/00               3 Months    Inception        Date
     ----------------------               --------    ---------    ----------
     Developing Technologies Fund          -27.24%     -27.89%       8/31/00

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
================================================================================
T. Rowe Price Developing Technologies Fund
------------------------------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------
                                                                       8/31/00
                                                                       Through
                                                                      12/31/00
                                                                   -------------
NET ASSET VALUE
---------------
Beginning of period                                                $   10.00
                                                                   -------------
Investment activities
 Net investment income (loss)                                          (0.02)*
 Net realized and
 unrealized gain (loss)                                                (2.76)
                                                                   -------------
 Total from
 investment activities                                                 (2.78)
                                                                   -------------
Distributions
 Net realized gain                                                     (0.09)
                                                                   -------------
NET ASSET VALUE
---------------
End of period                                                      $    7.13
                                                                   =============

RATIOS/SUPPLEMENTAL DATA
------------------------
TOTAL RETURN^                                                         (27.89)%*
                                                                  -------------
Ratio of total expenses to
average net assets                                                      1.50%*+
                                                                   -------------
Ratio of net investment
income (loss) to average
net assets                                                             (0.86)%*+
                                                                   -------------
Portfolio turnover rate                                               232.6%+
                                                                   -------------
Net assets, end of period
(in thousands)                                                     $   18,167
                                                                   -------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption fees.
* Excludes expenses in excess of a 1.50% voluntary expense limitation in effect through 12/31/02.
+    Annualized

The accompanying notes are an integral part of these financial statements.
================================================================================
T. Rowe Price Developing Technologies Fund
------------------------------------------                    December 31, 2000
STATEMENT OF NET ASSETS
-----------------------                                  Shares           Value
In thousands                                             ------           -----

Common Stocks  94.5%

INFORMATION SERVICES  11.6%
E-Commerce  11.6%
Ariba *                                                   9,000   $         483
--------------------------------------------------------------------------------
PurchasePro.com *                                        27,000             472
--------------------------------------------------------------------------------
ValiCert *                                               10,000              63
--------------------------------------------------------------------------------



VeriSign *                                                8,000             593
--------------------------------------------------------------------------------
WebTrends *                                              17,000             492
--------------------------------------------------------------------------------
Total Information Services                                                2,103
--------------------------------------------------------------------------------

SEMICONDUCTORS  23.8%
Semiconductor Equipment  8.8%
ATMI *                                                   15,000             293
--------------------------------------------------------------------------------
Cabot Microelectronics *                                 13,000             676
--------------------------------------------------------------------------------
Cognex *                                                 10,000             221
--------------------------------------------------------------------------------
KLA-Tencor *                                              6,000             202
--------------------------------------------------------------------------------
Lam Research *                                           15,000             218
--------------------------------------------------------------------------------
                                                                          1,610
--------------------------------------------------------------------------------
Analog Semiconductors  9.0%
Analog Devices *                                          7,000             358
--------------------------------------------------------------------------------
Applied Micro Circuits *                                 10,000             752
--------------------------------------------------------------------------------
Maxim Integrated Products *                               1,000              49
--------------------------------------------------------------------------------
Micrel *                                                 14,000             471
--------------------------------------------------------------------------------
                                                                          1,630
--------------------------------------------------------------------------------
Digital Semiconductor  6.0%
Altera *                                                 13,000             343
--------------------------------------------------------------------------------
hi/fn *                                                  10,000             275
--------------------------------------------------------------------------------
Lattice Semiconductor *                                  16,000             294
--------------------------------------------------------------------------------
QuickLogic *                                             25,000             174
--------------------------------------------------------------------------------
                                                                          1,086
--------------------------------------------------------------------------------
Total Semiconductors                                                      4,326
--------------------------------------------------------------------------------

COMMUNICATIONS  21.3%
Telecom Equipment  11.8%
AudioCodes *                                              6,000              81
--------------------------------------------------------------------------------
Ceragon Networks *                                       20,000   $         240
--------------------------------------------------------------------------------
CIENA *                                                   5,000             407
--------------------------------------------------------------------------------
Corning                                                   3,500             185
--------------------------------------------------------------------------------
JDS Uniphase *                                            9,000             375
--------------------------------------------------------------------------------

Oplink Communications *                                  13,000             235
--------------------------------------------------------------------------------
QUALCOMM *                                                3,500             287
--------------------------------------------------------------------------------
Sonus Networks *                                          9,000             227
--------------------------------------------------------------------------------
Turnstone Systems *                                      15,000             110
--------------------------------------------------------------------------------
                                                                          2,147
--------------------------------------------------------------------------------
Data Networking  9.5%
Cisco Systems *                                          12,000             459
--------------------------------------------------------------------------------
Juniper Networks *                                        5,000             631
--------------------------------------------------------------------------------
Newport                                                   5,500             432
--------------------------------------------------------------------------------
Packeteer *                                              16,000             198
--------------------------------------------------------------------------------
                                                                          1,720
--------------------------------------------------------------------------------
Total Communications                                                      3,867
--------------------------------------------------------------------------------

HARDWARE  1.9%
Systems  1.9%
QLogic *                                                  4,500             347
--------------------------------------------------------------------------------
Total Hardware                                                              347
--------------------------------------------------------------------------------

SOFTWARE  32.6%
Enterprise Software  17.1%
Informatica *                                            10,000             395
--------------------------------------------------------------------------------
NetIQ *                                                  23,000           2,009
--------------------------------------------------------------------------------
Siebel Systems *                                          6,000             406
--------------------------------------------------------------------------------
VERITAS Software *                                        3,500             306
--------------------------------------------------------------------------------
                                                                          3,116
--------------------------------------------------------------------------------
Consumer and Multi Media Software  4.5%
Electronic Arts *                                        19,000             811
--------------------------------------------------------------------------------
                                                                            811
--------------------------------------------------------------------------------

Internet Software  11.0%
Actuate *                                                20,000             383
--------------------------------------------------------------------------------
Internet Security Systems *                               5,500             431
--------------------------------------------------------------------------------
Intranet Solutions *                                      4,000             204
--------------------------------------------------------------------------------
Liberate Technologies *                                  30,000   $         408
--------------------------------------------------------------------------------
MatrixOne *                                              20,000             363
--------------------------------------------------------------------------------
Verity *                                                  9,000             216
--------------------------------------------------------------------------------
                                                                          2,005
--------------------------------------------------------------------------------
Total Software                                                            5,932
--------------------------------------------------------------------------------
Total Miscellaneous Common Stocks  3.3%                                     591
--------------------------------------------------------------------------------
Total Common Stocks (Cost  $20,472)                                      17,166

Options Written  (0.5%)
Netiq, Contracts, Call, 1/20/01 @ $85.00                     40             (55)
--------------------------------------------------------------------------------
Netiq, Contracts, Call, 1/20/01 @ $100.00                    20             (16)
--------------------------------------------------------------------------------
Netiq, Contracts, Call, 1/20/01 @ $105.00                    20             (16)
--------------------------------------------------------------------------------



Netiq, Contracts, Call, 1/20/01 @ $120.00                    20              (9)
--------------------------------------------------------------------------------
Total Written Options (Cost  $(94))                         100             (96)
--------------------------------------------------------------------------------

Short-Term Investments  4.1%
Money Market Funds  4.1%
Government Reserve Investment Fund 6.34% #              750,510             751
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost  $751)                                   751

Total Investments in Securities
98.1% of Net Assets (Cost $21,128)                                $      17,821

Other Assets Less Liabilities                                               346

NET ASSETS                                                        $      18,167
Net Assets Consist of:
Accumulated net realized gain/loss -
  net of distributions                                            $      (1,673)
Net unrealized gain (loss)                                               (3,307)
Paid-in-capital applicable to 2,546,193
 shares of $0.0001 par value capital stock
 outstanding; 1,000,000,000 shares authorized                            23,147
NET ASSETS                                                        $      18,167
NET ASSET VALUE PER SHARE                                         $        7.13

    #  Seven-day yield
    *  Non-income producing

  The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Developing Technologies Fund
------------------------------------------
STATEMENT OF OPERATIONS
-----------------------                                           In thousands
                                                                      8/31/00
                                                                      Through
                                                                     12/31/00
Investment Income (Loss)
  Interest income                                               $          27
--------------------------------------------------------------------------------
Expenses
  Organizational                                                           50
  Custody and accounting                                                   36
  Shareholder servicing                                                     7
  Registration                                                              6
  Legal and audit                                                           4
  Directors                                                                 2
  Reimbursed by manager                                                   (34)
--------------------------------------------------------------------------------
  Total expenses                                                           71
  Expenses paid indirectly                                                 (3)
--------------------------------------------------------------------------------
  Net expenses                                                             68
--------------------------------------------------------------------------------
Net investment income (loss)                                              (41)
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                           (1,556)
  Written options                                                          74
--------------------------------------------------------------------------------
  Net realized gain (loss)                                             (1,482)
--------------------------------------------------------------------------------
Change in net unrealized gain or loss
  Securities                                                           (3,305)
  Written options                                                          (2)
--------------------------------------------------------------------------------
                                                                       (3,307)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                (4,789)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $      (4,830)

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Developing Technologies Fund
------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                In thousands

                                                                       8/31/00
                                                                       Through
                                                                      12/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                      $      (41)
  Net realized gain (loss)                                              (1,482)
  Change in net unrealized gain or loss                                 (3,307)
-------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations                     (4,830)
-------------------------------------------------------------------------------
Distributions to shareholders
  Net realized gain                                                       (210)
-------------------------------------------------------------------------------
Capital share transactions *
  Shares sold                                                           24,357
  Distributions reinvested                                                 207
  Shares redeemed                                                       (1,466)
  Redemption fees                                                            9
-------------------------------------------------------------------------------
  Increase (decrease) in net assets from capital
  share transactions                                                    23,107
-------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period                                       18,067
Beginning of period                                                        100
-------------------------------------------------------------------------------
End of period                                                       $   18,167

*Share information
  Shares sold                                                            2,699
  Distributions reinvested                                                  26
  Shares redeemed                                                         (189)
-------------------------------------------------------------------------------
  Increase (decrease) in shares outstanding                              2,536

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Developing Technologies Fund
------------------------------------------                   December 31, 2000
NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Developing Technologies Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on August 31, 2000. The fund seeks to provide long-term capital growth.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, written options are valued at the mean of the latest bid and asked prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.



   **************************************************************************
                                                  Number of
                                                  Contracts      Premiums
                                                  ---------      --------
     Outstanding at beginning of period                -        $    -
      Written                                         100          94,000
      Outstanding at end of period                    100       $  94,000

   **************************************************************************


     Options Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the period ended December 31, 2000, were as follows:

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $31,804,000 and $9,776,000, respectively, for the period ended December 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the period ended December 31, 2000. The reclassifications relate primarily to organizational expenses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

   **************************************************************************

    Undistributed net investment income                       $   41,000
    Undistributed net realized gain                               19,000
    Paid-in-capital                                              (60,000)


   **************************************************************************


     At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $21,128,000. Net unrealized loss aggregated $3,307,000 at period-end, of which $1,200,000 related to appreciated investments and $4,507,000 to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS
----------------------------------

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee consisting of an individual fund fee equal to 0.60% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Group (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2000 and for the period then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage, and extraordinary expenses, through December 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 1.50%. Thereafter, through December 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.50%. Pursuant to this agreement, $43,000 of management fees were not accrued by the fund for the period ended December 31, 2000, and $34,000 of other fund expenses were borne by the manager. At December 31, 2000, unaccrued fees and other expenses in the amount of $77,000 remain subject to reimbursement by the fund through December 31, 2004.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $27,000 for the period ended December 31, 2000, of which $6,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the period ended December 31, 2000, totaled $23,000 and are reflected as interest income in the accompanying Statement of Operations.

================================================================================
T. Rowe Price Developing Technologies Fund
------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Developing Technologies Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Developing Technologies Fund, Inc. (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period August 31, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 19, 2001

================================================================================
T. Rowe Price Developing Technologies Fund
------------------------------------------
    TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
    -----------------------------------------------------------

        We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

        The  fund's   distributions  to  shareholders   included  $210,000  from
    short-term capital gains.

================================================================================

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A
WEEK By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAININFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

WALK-IN INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

BALTIMORE AREA
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley
Colorado Springs
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

SAN FRANCISCO AREA
1990 North California Boulevard
Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.        F133-050  12/31/00